Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Entity Registrant Name	ELTEK LTD.
Entity Central Index Key	0001024672
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F/A (this "Amendment") to the annual report on Form 20-F for the fiscal year ended December 31, 2022 , as filed by Eltek Ltd. (the "Company" or "we") with the Securities and Exchange Commission (the "Commission") on March 23, 2023 (the "Form 20-F"), is being filed solely to correct a clerical error in the date included in the electronic version of the audit report of Brightman Almagor Zohar & Co., a firm in the Deloitte Global Network, included in the Form 20-F (the "Audit Report"). Therefore, we are filing this Amendment to our Form 20-F to include the corrected date in the Audit Report. In addition, we are including a (i) new currently dated consent of Brightman Almagor Zohar & Co. as Exhibit 15.1 and (ii) filing or furnishing, as indicated herein, as Exhibits 12.1, 12.2, 13.1 and 13.2, currently dated certifications. This Amendment speaks as of the date of the initial filing of the Form 20-F and, other than as described above, this Amendment does not, and does not purport to, amend, update or restate any other information or disclosure included in the Form 20-F and does not, and does not purport to, reflect any events that have occurred after the date of the initial filing of the Form 20-F.
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Incorporation, State or Country Code	L3
Document Annual Report	true
Entity Common Stock, Shares Outstanding	5,849,678
Document Transition Report	false
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Shell Company Report	false
Entity Address, Postal Zip Code	4927920
Entity Address, Address Line One	20 Ben Zion Gelis Street
Entity File Number	0-28884
Trading Symbol	ELTK
Entity Address, City or Town	Petach Tikva
Entity Address, Country	IL
Security Exchange Name	NASDAQ
Title of 12(b) Security	Ordinary Shares, NIS 3.00 Nominal Value
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1197
Auditor Name	Brightman Almagor Zohar & Co.
Auditor Location	Tel Aviv, Israel
Business Contact [Member]
Entity Address, Postal Zip Code	4927920
Entity Address, Address Line One	20 Ben Zion Gelis Street
City Area Code	972
Entity Address, City or Town	Petach Tikva
Entity Address, Country	IL
Local Phone Number	3-9395025
Contact Personnel Name	Ron Freund